Filecoiner (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Other Investment Not Readily Marketable [Line Items]
Investment Owned, Balance, Shares | shares	1,500,000
investment, share price	$ 4.00
Investment Owned, Restricted, Cost | $	$ 6.0
Fair Value Measurements, Valuation Processes, Description	applied a 25% discount for lack of marketability of common shares for the six-month restriction based on a put option pricing model using volatility of 140% and a risk-free rate of 0.05%
Filecoiner
Other Investment Not Readily Marketable [Line Items]
Investment Owned, Balance, Shares | shares	8,000
Investment Owned, Restricted, Cost | $	$ 6.4
Investment liquidation preference	$ 1,000
Investment redemption terms	Filecoiner will use 1.5% of its annual gross revenue to redeem any outstanding shares of Filecoiner Series B Preferred Stock. This amount will be paid to the holder of the Filecoiner Series B Preferred Stock within 15 days of the completion of Filecoiner's annual 12/31 audited financial statements. During any 12-calendar month period, 25% of the shares of Series B Preferred Stock shall be convertible at the option of the holder thereof at any time into a number of shares of common stock determined by dividing (i) the original issue price by (ii) the conversion price then in effect.
investment conversion price	$ 8.00
Fair Value Measurements, Valuation Processes, Description	Monte Carlo simulation with the following inputs: discount rate of 40%, risk-free rate of 1.05%, cost of debt of 7.48%, together with a capital option pricing model using the following inputs: volatility of 146% and risk-free rate of 1.05%